Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-derivative financial liabilities
Bank overdraft	$ (72)	$ (117)
Net carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	(1,540)	(502)
Commercial papers	(1,801)	(1,870)
Unsecured bank loans	(254)	(892)
Unsecured bond issues	(113,063)	(112,837)
Unsecured other loans	(65)	(68)
Finance lease liabilities	(200)	(213)
Bank overdraft	(72)	(117)
Trade and other payables	(22,136)	(26,167)
Non-derivative financial liabilities	(139,131)	(142,666)
Derivative financial assets/(liabilities)
Interest rate derivatives	(131)	(96)
Foreign exchange derivatives	43	(61)
Cross currency interest rate swaps	(683)	(897)
Commodity derivatives	99	179
Equity derivatives	(1,761)	(1,036)
Derivative financial assets/(liabilities)	(2,433)	(1,911)
Of which: related to cash flow hedges	269	(20)
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans	(1,580)	(590)
Commercial papers	(1,802)	(1,871)
Unsecured bank loans	(263)	(927)
Unsecured bond issues	(172,532)	(167,056)
Unsecured other loans	(94)	(114)
Finance lease liabilities	(279)	(301)
Bank overdraft	(72)	(117)
Trade and other payables	(22,417)	(26,628)
Non-derivative financial liabilities	(199,039)	(197,604)
Derivative financial assets/(liabilities)
Interest rate derivatives	(44)	(101)
Foreign exchange derivatives	58	(52)
Cross currency interest rate swaps	(807)	(1,043)
Commodity derivatives	94	143
Equity derivatives	(1,444)	(1,134)
Derivative financial assets/(liabilities)	(2,143)	(2,187)
Of which: related to cash flow hedges	297	(29)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Secured bank loans	(1,416)	(318)
Commercial papers	(1,802)	(1,871)
Unsecured bank loans	(128)	(761)
Unsecured bond issues	(5,348)	(8,951)
Unsecured other loans	(10)	(17)
Finance lease liabilities	(39)	(42)
Bank overdraft	(72)	(117)
Trade and other payables	(20,902)	(24,756)
Non-derivative financial liabilities	(29,717)	(36,833)
Derivative financial assets/(liabilities)
Interest rate derivatives	(37)	(9)
Foreign exchange derivatives	49	(59)
Cross currency interest rate swaps	(26)	65
Commodity derivatives	93	139
Equity derivatives	(1,444)	(1,134)
Derivative financial assets/(liabilities)	(1,365)	(998)
Of which: related to cash flow hedges	393	64
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Secured bank loans	(62)	(137)
Commercial papers	0
Unsecured bank loans	(99)	(129)
Unsecured bond issues	(10,378)	(13,951)
Unsecured other loans	(22)	(23)
Finance lease liabilities	(46)	(42)
Bank overdraft	0
Trade and other payables	(334)	(476)
Non-derivative financial liabilities	(10,941)	(14,758)
Derivative financial assets/(liabilities)
Interest rate derivatives	(38)	(21)
Foreign exchange derivatives	9	7
Cross currency interest rate swaps	117	(128)
Commodity derivatives	1	4
Equity derivatives	0
Derivative financial assets/(liabilities)	89	(138)
Of which: related to cash flow hedges	12	5
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Secured bank loans	(19)	(23)
Commercial papers	0
Unsecured bank loans	(36)	(37)
Unsecured bond issues	(14,502)	(12,908)
Unsecured other loans	(12)	(13)
Finance lease liabilities	(29)	(32)
Bank overdraft	0
Trade and other payables	(192)	(207)
Non-derivative financial liabilities	(14,790)	(13,220)
Derivative financial assets/(liabilities)
Interest rate derivatives	(21)	(14)
Foreign exchange derivatives	0
Cross currency interest rate swaps	115	114
Commodity derivatives	0
Equity derivatives	0
Derivative financial assets/(liabilities)	94	100
Of which: related to cash flow hedges	2	2
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Secured bank loans	(35)	(42)
Commercial papers	0
Unsecured bank loans	0
Unsecured bond issues	(24,672)	(24,655)
Unsecured other loans	(8)	(7)
Finance lease liabilities	(32)	(40)
Bank overdraft	0
Trade and other payables	(498)	(289)
Non-derivative financial liabilities	(25,245)	(25,033)
Derivative financial assets/(liabilities)
Interest rate derivatives	11	16
Foreign exchange derivatives	0
Cross currency interest rate swaps	(900)	(904)
Commodity derivatives	0
Equity derivatives	0
Derivative financial assets/(liabilities)	(889)	(888)
Of which: related to cash flow hedges	3	4
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Secured bank loans	(48)	(70)
Commercial papers	0
Unsecured bank loans	0
Unsecured bond issues	(117,632)	(106,591)
Unsecured other loans	(42)	(54)
Finance lease liabilities	(133)	(145)
Bank overdraft	0
Trade and other payables	(491)	(900)
Non-derivative financial liabilities	(118,346)	(107,760)
Derivative financial assets/(liabilities)
Interest rate derivatives	41	(73)
Foreign exchange derivatives	0
Cross currency interest rate swaps	(113)	(190)
Commodity derivatives	0
Equity derivatives	0
Derivative financial assets/(liabilities)	(72)	(263)
Of which: related to cash flow hedges	$ (113)	$ (104)